Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total USD ($)	Class A common stock	Total shareholders' equity USD ($)	Common stock Class A common stock USD ($)	Common stock Class B common stock USD ($)	Additional paid-in capital USD ($)	Accumulated distributions in excess of earnings USD ($)	Accumulated other comprehensive income USD ($)	Noncontrolling interests USD ($)
Balance at Dec. 31, 2008	$ 2,576,071		$ 2,572,348	$ 48	$ 143	$ 4,313,449	$ (1,733,341)	$ (7,951)	$ 3,723
Balance (in shares) at Dec. 31, 2008				47,757	143,269
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31, $31 and $(3,332) attributable to redeemable noncontrolling interests for December 31, 2011, 2010 and 2009, respectively)	(112,077)		(112,335)				(112,335)		258
Net unrealized gain on derivative instruments	1,696		1,696					1,696
Net unrealized (loss) gain on marketable securities	35,594		35,594					35,594
Reversal of unrealized gain to recognized gain on marketable securities, net	(18,039)		(18,039)					(18,039)
Contributions from noncontrolling interests	188								188
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(75,040)		(75,040)				(75,040)
Distribution reinvestment program (DRP)	37,302		37,302		2	37,300
Distribution reinvestment program (DRP) (in shares)				417	1,254
Shares returned from litigation settlement (in shares)	0
Stock based compensation expense	24		24			24
Balance at Dec. 31, 2009	2,445,719		2,441,550	48	145	4,350,773	(1,920,716)	11,300	4,169
Balance (in shares) at Dec. 31, 2009				48,174	144,523
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31, $31 and $(3,332) attributable to redeemable noncontrolling interests for December 31, 2011, 2010 and 2009, respectively)	(94,738)		(95,843)				(95,843)		1,105
Net unrealized gain on derivative instruments	1,247		1,247					1,247
Net unrealized (loss) gain on marketable securities	13,742		13,742					13,742
Reversal of unrealized gain to recognized gain on marketable securities, net	(4,007)		(4,007)					(4,007)
Contributions from noncontrolling interests	151								151
De-consolidation of variable interest entity	(4,262)								(4,262)
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(94,579)		(94,579)				(94,579)
Distribution reinvestment program (DRP)	32,731		32,731		2	32,729
Distribution reinvestment program (DRP) (in shares)				460	1,380
Shares returned from litigation settlement				(1)	(3)	4
Shares returned from litigation settlement (in shares)	(3,600)			(900)	(2,700)
Exercise of stock options	13		13			13
Exercise of stock options (in shares)					1
Stock based compensation expense	48		48			48
Balance at Dec. 31, 2010	2,296,065		2,294,902	47	144	4,383,567	(2,111,138)	22,282	1,163
Balance (in shares) at Dec. 31, 2010		47,734		47,734	143,204
Increase (Decrease) in Shareholders' Equity
Net (loss) income (excluding net income (loss) of $31, $31 and $(3,332) attributable to redeemable noncontrolling interests for December 31, 2011, 2010 and 2009, respectively)	(72,609)		(72,609)				(72,609)
Distribution upon dissolution of partnership	(8,484)		(8,483)				(8,483)		(1)
Net unrealized gain on derivative instruments	1,211		1,211					1,211
Net unrealized (loss) gain on marketable securities	(3,486)		(3,486)					(3,486)
Reversal of unrealized gain to recognized gain on marketable securities, net	(277)		(277)					(277)
Contributions from noncontrolling interests	332								332
Distributions declared ($0.63, $0.49 and $0.39 per weighted average number of common shares outstanding for December 31, 2011, 2010 and 2009, respectively)	(120,647)		(120,647)				(120,647)
Distribution reinvestment program (DRP)	44,296		44,296	1	2	44,293
Distribution reinvestment program (DRP) (in shares)				644	1,933
Shares returned from litigation settlement (in shares)	0
Issuance of restricted common stock (in shares)				4	10
Amortization of equity awards	54		54			54
Stock based compensation expense	63		63			63
Balance at Dec. 31, 2011	$ 2,136,518		$ 2,135,024	$ 48	$ 146	$ 4,427,977	$ (2,312,877)	$ 19,730	$ 1,494
Balance (in shares) at Dec. 31, 2011		48,382		48,382	145,147